OTHER COMPREHENSIVE INCOME (LOSSES)	6 Months Ended
Jun. 30, 2025
Disclosure of analysis of other comprehensive income by item [abstract]
OTHER COMPREHENSIVE INCOME (LOSSES)	OTHER COMPREHENSIVE INCOME (LOSSES)
Other comprehensive income (losses) consists of the following:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2025	2024	2025	2024
Items that may be reclassified to net income:
Foreign currency translation
Net unrealized foreign currency translation gains (losses) in respect of foreign operations	$555	$(183)	$804	$(517)
Reclassification of realized foreign currency translation gains (losses) to net income on dispositions of foreign operations	61	(29)	285	(35)
(Losses) gains on hedges of net investments in foreign operations	(237)	177	(363)	349
Reclassification (losses) from hedges of net investment in foreign operation to net income on disposition of foreign operations	(104)	—	(88)	(6)
	275	(35)	638	(209)
Cash flow hedges
Gains (losses) on derivatives designated as cash flow hedges, net of income taxes for the three and six months ended Jun. 30, 2025 of $(6) million and $(5) million (2024 – nil and $(1) million)	63	(14)	43	12
	63	(14)	43	12
Equity accounted investments
Share of unrealized foreign currency translation (losses) gains in respect of foreign operations	(2)	(1)	7	(1)
Losses on derivatives designated as cash flow hedges	(6)	(13)	(8)	(18)
	(8)	(14)	(1)	(19)
Items that will not be reclassified to net income:
Unrealized (losses) gains on securities - FVTOCI, net of income taxes for the three and six months ended Jun. 30, 2025 of $(1) million and $(2) million (2024 – $1 million and $(5) million)	(3)	(4)	(4)	5
Share of revaluation (losses) on equity accounted investments	—	(1)	—	(1)
	(3)	(5)	(4)	4
Total other comprehensive income (losses)	$327	$(68)	$676	$(212)